Events after balance sheet date	12 Months Ended
Dec. 31, 2025
Events after balance sheet date
Events after balance sheet date

37. Events after balance sheet date

On January 20, 2026 we offered 110,000 subscription rights under the Subscription Right Plan 2025 (B) to certain members of the Galapagos group, which were all accepted by the beneficiaries.

As a result of the strategic reorganization of our small molecule activities announced early January 2025, we terminated the majority of the work orders under our five-year collaboration agreement with NovAliX as of the end of March 2025. NovAlix initiated certain claims. In 2026, the parties entered into a settlement agreement, bringing all related discussions to a definitive close and fully and irrevocably terminating the collaboration. The agreed settlement amount was in line with the restructuring provision accounted for in our consolidated financial statements for the year ended December 31, 2025.

On March 6, 2026, we offered 127,400 subscription rights under the Subscription Right Plan 2025 (B) to certain members of the Galapagos group, which were all accepted by the beneficiaries.

On March 6, 2026, the Board of Directors approved Subscription Right Plan 2026, intended for personnel of the Company and its subsidiaries, within the framework of the authorized capital. Under this subscription right plan, 1,750,000 subscription rights were created for compensation of current and potential future employees. On the same date 914,200 subscription rights were offered and thereafter accepted by the beneficiaries, including 586,900 subscription rights granted to members of the Executive Committee.

On March 6, 2026, 244,700 new restricted stock units (“RSUs”) under RSU Plan 2025.VI, RSU Plan 2026.I and RSU Plan 2026.II and 181,600 performance stock units (“PSUs”) under PSU Plan 2026.I were offered to certain members of the personnel of the Company, including the members of the Executive Committee. The RSUs and PSUs are offered for no consideration. The members of the Executive Committee accepted all RSUs and PSUs offered to them: 117,400 RSUs and PSUs. The RSU grant to the Executive Committee members has a four-year vesting period, with 25% vesting each year and a first vesting date on March 6, 2027. The PSU grant has a three-year cliff vesting (100%). For the members of the Executive Committee, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares.

On March 16, 2026, we offered 115,000 subscription rights under the Subscription Right Plan 2025 (B) to certain members of the personnel of the Galapagos group, which were all accepted by the beneficiaries.